Commitments - Additional Information (Detail)	Dec. 31, 2024 m³ T
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	9.64
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton	3.05
Itaqui [Member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | m³	0.98